                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
                     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                               (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS January 31, 2005 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE                VALUE
 ---------                                                                       ----         ----                -----
              TAX-EXEMPT MUNICIPAL BONDS (139.7%)
              General Obligation  (23.6%)
$     4,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                     0.00 %      06/30/09           $3,484,240
      3,000   California, Various Purpose Dtd 05/01/03                           5.00        02/01/24            3,166,770
      2,000   Los Angeles, California, Ser 2004 A (MBIA)                         5.00        09/01/24            2,143,860
      3,300   San Diego Unified School District, California, 2003 Ser E (FSA)    5.00        07/01/28            3,465,132
              Florida State Board of Education,
      6,890      Capital Outlay Refg Ser 2001 D                                 5.375        06/01/18            7,709,428
      3,000      Capital Outlay Refg 2002 Ser C (MBIA)                           5.00        06/01/20            3,258,960
      5,000   Chicago School Reform Board, Illinois, Dedicated Tax Ser 1997      5.75        12/01/27            5,535,150
                 (Ambac)
      7,000   New Jersey, 2001 Ser H++                                           5.25        07/01/19            8,030,190
      2,000   New York, Ser G                                                    5.00        12/01/23            2,118,600
      5,000   North Carolina, Public School Building Ser 1999                    4.60        04/01/17            5,254,500
        480   Oregon, Veterans' Welfare Ser 75                                   6.00        04/01/27              493,286
               Pennsylvania,
      1,000      First Ser 2003 RITES PA - 1112 A (MBIA)                        7.572+++     01/01/18            1,173,530
      1,000      First Ser 2003 RITES PA - 1112 B (MBIA)                        7.572+++     01/01/19            1,224,080
      2,000   Charleston County School District, South Carolina, Ser 2004 A      5.00        02/01/22            2,156,980
      5,000   Aldine Independent School District, Texas, Bldg & Refg Ser 2001    5.00        02/15/26            5,188,350
                 (PSF)
      2,500   Mission Consolidated Independent School District, Texas, Bldg      5.50        02/15/25            2,724,275
-----------     Ser 2000 (PSF)                                                                                  ----------

     53,170                                                                                                     57,127,331
-----------                                                                                                     ----------

              Educational Facilities Revenue (3.4%)
      1,480   Indiana University, Student Fee Ser K (MBIA)                      5.875        08/01/20            1,537,217
      1,200   University of North Carolina, Chapel Hill Ser 2003                 5.00        12/01/24            1,284,804
      5,000   Texas State University, Ser 2000 (FSA)                             5.50        03/15/20            5,503,400
-----------                                                                                                     ----------
      7,680                                                                                                      8,325,421
-----------                                                                                                     ----------

              Electric Revenue  (15.5%)
      5,000   California Department of Water Resources, Power Supply            5.875        05/01/16            5,713,750
                 Ser 2002 A
      5,000   Colorado Springs, Colorado, Utilities Ser 2001 A                   5.00        11/15/29            5,184,500
              Municipal Electric Authority of Georgia,
      2,000      Combustion Turbine Ser 2002 A (MBIA)                            5.25        11/01/21            2,212,780
      1,500      Combustion Turbine Ser 2002 A (MBIA)                            5.25        11/01/22            1,657,995
      1,700   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)     5.00        01/01/32            1,773,559
              Long Island Power Authority, New York,
      4,000      Ser 2003 B                                                      5.25        06/01/13            4,453,040
      2,000      Ser 2004 A (Ambac)                                              5.00        09/01/34            2,093,740
              South Carolina Public Service Authority,
      1,500      2002 Refg Ser A (FSA)                                          5.125        01/01/20            1,640,640
      1,000      2002 Refg Ser A (FSA)                                          5.125        01/01/21            1,090,840
      4,000      2003 Ser A (Ambac)                                              5.00        01/01/27            4,214,600
      2,000      1997 Refg Ser A (MBIA)                                          5.00        01/01/29            2,083,760
      1,000   Intermountain Power Agency, Utah, Refg 1996 Ser D                  5.00        07/01/21            1,044,830
              (Secondary FSA)
      2,000   Grant County, Washington, Public Utilities District Ser A (WI)     5.00        01/01/29            2,091,440
      2,000   Lewis County Public Utility District No 1, Washington, Cowlitz     5.00        10/01/22            2,151,840
-----------      Falls Hydroelectric Refg Ser 2003 (MBIA)                                                       ----------

     34,700                                                                                                     37,407,314
-----------                                                                                                     ----------

              Hospital Revenue  (6.8%)
              Maryland Health & Higher Educational Facilities Authority,
      3,000      Medstar Health Refg Ser 2004                                   5.375        08/15/24            3,115,350

 2,000      University of Maryland Medical Ser 2002                         5.75        07/01/17            2,203,080
 2,500      University of Maryland Medical Ser 2001                         5.25        07/01/34            2,572,375
 3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A       5.75        10/01/18            3,298,770
 5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's   5.25        08/15/23            5,145,050
------      Hospital of Bethlehem Ser 2003                                                                 ----------

15,500                                                                                                     16,334,625
------                                                                                                     ----------

         Industrial Development/Pollution Control Revenue  (5.6%)
 2,000   Chicago, Illinois, Peoples Gas Light & Coke Co Refg 1995 Ser A     6.10        06/01/25            2,060,800
 3,500   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C              5.45        09/01/29            3,669,015
 2,000   New York State Energy Research & Development Authority,           11.643++     07/01/26            2,294,500
            Brooklyn Union Gas Co 1991 Ser D (AMT)
 5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B     5.75        05/01/30            5,409,250
------      (AMT) (Mandatory Tender 11/01/11)                                                              ----------

12,500                                                                                                     13,433,565
------                                                                                                     ----------

         Mortgage Revenue - Multi-Family  (2.4%)
 5,795   Illinois Housing Development Authority, 1991 Ser A                 8.25        07/01/16            5,816,152
------                                                                                                     ----------

         Mortgage Revenue - Single Family  (1.1%)
   480   Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)           6.90        04/01/29              490,930
   615   District of Columbia Housing Finance Agency, GNMA Collateralized   7.10        12/01/24              617,036
           Ser 1990 B (AMT)
 1,500   Pennsylvania Housing Finance Agency, Ser 2000-70 A (AMT)           5.90        04/01/31            1,558,800
------                                                                                                     ----------
 2,595                                                                                                      2,666,766
------                                                                                                     ----------

         Nursing & Health Related Facilities Revenue  (0.7%)
 1,500   New York State Dormitory Authority, Mental Health Ser 2003 B       5.25        02/15/17            1,656,000
                                                                                                           ----------

         Public Facilities Revenue (6.1%)
 2,000   Jefferson County, Alabama, Ser A                                   5.50        01/01/22            2,201,020
 5,000   Arizona School Facilities Board, School Impr Ser 2001              5.00        07/01/19            5,454,550
 1,000   Phoenix Civic Improvement Corporation, Arizona, Phoenix            5.25        07/01/24            1,089,060
           Municipal Courthouse Sr Lien Excise Tax Ser 1999 A
 1,585   Colorado Educational & Cultural Facilities Authority, Peak to      5.25        08/15/34            1,689,642
           Peak Charter School Refg & Impr Ser 2004 (XLCA)
 1,900   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                  5.50        10/01/18            2,149,432
 2,000   Pennsylvania Public School Building Authority, Philadelphia        5.00        06/01/33            2,079,300
------     School District Ser 2003 (FSA)                                                                  ----------

13,485                                                                                                     14,663,004
------                                                                                                     ----------

         Resource Recovery Revenue (1.7%)
 3,000   Northeast Maryland Waste Disposal Authority, Montgomery County     5.50        04/01/16            3,309,600
           Ser 2003 (AMT) (Ambac)
   900   Warren County Pollution Control Financing Authority, New Jersey,   6.60        12/01/07              912,924
------     Warren Energy Resource Co Ltd Partnership Ser 1984 (MBIA)                                       ----------

 3,900                                                                                                      4,222,524
------                                                                                                     ----------

         Transportation Facilities Revenue  (30.0%)
         Alaska International Airports,
 1,500     Ser 2002 B (Ambac)                                               5.75        10/01/18            1,725,150
 1,500     Ser 2002 B (Ambac)                                               5.75        10/01/19            1,725,150
 3,000   Metropolitan Washington Airports Authority, District of            5.00        10/01/20            3,173,010
           Columbia & Virginia Ser 2004 C (AMT) (FSA) #
10,000   Hillsborough County Port District, Florida, Tampa Port Authority   6.00        06/01/20           10,307,500
           Special & Refg Ser 1995 (AMT) (FSA)
         Georgia State Road & Toll Authority,
10,000     Ser 2001                                                        5.375        03/01/17           11,220,300
 2,000     Ser 2004                                                         5.00        10/01/22            2,164,660
 3,000     Ser 2004                                                         5.00        10/01/23            3,235,980
 2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2   5.75        01/01/23            2,237,180
           (AMT) (FSA)
 5,000   Massachusetts Bay Transportation Authority, Assess 2000 Ser A      5.25        07/01/30            5,366,950

  2,000   Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC)     5.50        07/01/22            2,204,520
  5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                  5.00        01/01/30            5,232,200
          Metropolitan Transportation Authority, New York,
  3,000      State Service Contract Ser 2002 A (MBIA)                        5.50        01/01/19            3,386,760
  3,000      State Service Contract Ser 2002 B (MBIA)                        5.50        07/01/20            3,386,760
  3,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A         5.00        01/01/32            3,099,900
  5,000   Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)               5.00        12/01/34            5,255,450
  5,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)  5.375        11/01/22            5,415,850
             (FSA)

  3,000   Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC)            5.25        09/01/22            3,271,590
-------                                                                                                  -------------
 67,000                                                                                                     72,408,910
-------                                                                                                  -------------

          Water & Sewer Revenue  (29.4%)
  1,920   Los Angeles Department of Water & Power, California, Water         5.00        07/01/23            2,063,904
             2004 Ser C (MBIA)
  4,000   Oxnard Financing Authority, California, Redwood Trunk Sewer &      5.00        06/01/29            4,195,920
             Headworks, Ser 2004 A (FGIC)
  2,000   Martin County, Florida, Utilities Ser 2001 (FGIC)                  5.00        10/01/26            2,104,500
  8,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                        5.00        10/01/31            8,281,280
          Louisville & Jefferson County Metropolitan Sewer District,
            Kentucky,
  2,925      Ser 2001 A (MBIA)                                              5.375        05/15/20            3,271,144
  3,075      Ser 2001 A (MBIA)                                              5.375        05/15/21            3,436,159
  5,000      Ser 1999 A (FGIC)                                               5.75        05/15/33            5,604,600
  1,585   Massachusetts Water Resources Authority, 2000 Ser A (FGIC)         6.00        08/01/13            1,827,267
  2,925   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A         5.25        06/01/22            3,220,893
           (FGIC)
          New York City Municipal Water Finance Authority, New York,
  3,000      2003 Ser A                                                     5.375        06/15/18            3,346,080
  4,000      1998 Ser D (MBIA)                                               4.75        06/15/25            4,070,080
  5,000      2002 Ser G (FSA)                                                5.00        06/15/34            5,169,100
  7,500   Portland, Oregon, Sewer 2000 Ser A (FGIC)                          5.75        08/01/19            8,459,550
          Houston, Texas,
 10,000      Combined Utility, First Lien Refg 2004 Ser A (FGIC)             5.25        05/15/23           11,014,300
  4,500      Combined Utility, First Lien Refg 2004 Ser A (MBIA)             5.25        05/15/25            4,912,470
-------                                                                                                  -------------
 65,430                                                                                                     70,977,247
-------                                                                                                  -------------

          Other Revenue  (3.6%)
  5,000   California Economic Recovery, Ser 2004 A                           5.00        07/01/16            5,429,050
  1,000   New Jersey Economic Development Authority, Cigarette Tax           5.75        06/15/34            1,055,890
             Ser 2004
  2,000   New York City Transitional Finance Authority, New York,
           Refg 2003 Ser A**                                                 5.50        11/01/26            2,245,320
 ------                                                                                                  -------------
  8,000                                                                                                      8,730,260
-------                                                                                                  -------------

          Refunded  (9.8%)
          Atlanta, Georgia,
  7,250      Airport Ser 2000 A (FGIC)                                       5.50        01/01/10+           8,168,937
  3,000      Airport Ser J (FSA)                                             5.00        01/01/34            3,127,350
  7,000   Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                    6.90        07/01/12            8,223,670
  1,120   Chicago School Reform Board, Illinois, Dedicated Tax Ser 1997      5.75        12/01/07            1,229,726
             (Ambac)
  3,000   Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991 (Ambac)    11.492++      05/15/20            3,020,400
-------      (ETM)                                                                                       -------------

 21,370                                                                                                     23,770,083
-------                                                                                                  -------------
312,625   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $313,385,681)                                             337,539,202
-------                                                                                                  -------------

          SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.2%)
  3,210   Indiana Health Facility Financing Authority, Clarian Health       1.87*        03/01/30            3,210,000
             Ser 2000 B (Demand 02/01/05)
  2,000   Harris County Health Facilities Development Corporation, Texas,   1.90*        12/01/32            2,000,000
-------    Methodist Hospital Ser 2002 (Demand 02/01/05)                                                  -------------

  5,210   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
-------      (Cost $5,210,000)                                                                               5,210,000
                                                                                                         -------------

$   317,835   TOTAL INVESTMENTS (Cost $318,595,681) (a) (b)                     141.9%            342,749,202
    -------
              OTHER ASSETS IN EXCESS OF LIABILITIES                               1.6               3,988,254

              PREFERRED SHARES OF BENEFICIAL INTEREST                           (43.5)           (105,171,493)
                                                                                -----           -------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%          $ 241,565,963
                                                                                =====           =============

-----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

ETM   Escrowed to maturity.

PSF   Texas Permanent School Fund Guarantee Program.

RITES Residual Interest Tax-Exempt Securities (Illiquid Securities).

WI    Security purchased on a when-issued basis.

#     Joint exemption in locations shown.

+     Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $136,500.

+++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,712,510, which represents 3.2% of net assets applicable to common shareholders.

*     Current coupon of variable rate demand obligation.

** Currently a 5.50% coupon security: will convert to 14.00% on November 1, 2011.

(a) Securities have been designated as collateral in an amount equal to $24,900,512 in connection with the open futures contracts and securities purchased on a when-issued basis.

(b) The aggregate cost for federal income tax purposes is $318,595,681. The aggregate gross unrealized appreciation is $24,184,004 and the aggregate gross unrealized depreciation is $30,483, resulting in net unrealized appreciation of $24,153,521.

 Bond Insurance:
---------------
     Ambac    Ambac Assurance Corporation.
     FGIC     Financial Guaranty Insurance Company.
      FSA     Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.
     XLCA     XL Capital Corporation.

Futures Contracts Open at January 31, 2005:

                                                    DESCRIPTION,                   UNDERLYING
NUMBER OF                                          DELIVERY MONTH                 FACE AMOUNT               UNREALIZED
CONTRACTS           LONG/SHORT                        AND YEAR                      AT VALUE               DEPRECIATION
---------           ----------                        --------                      --------               ------------
140                Short               U.S. Treasury Notes 5 Year,               $(15,295,000)              $  (72,572)
                                                March/2005

 70                Short               U.S. Treasury Notes 10 Year,                (7,858,594)                (111,208)
                                                March /2005
                                                                                                            ----------
                                       Total unrealized depreciation.........                               $ (183,780)
                                                                                                            ==========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama                                   0.6%
Alaska                                    2.0
Arizona                                   1.9
California                                7.6
Colorado                                  2.1
District of Columbia                      1.1
Florida                                   9.9
Georgia                                   9.3
Hawaii                                    2.4
Illinois                                  4.9
Indiana                                   1.9
Kentucky                                  3.6
Maryland                                  3.3
Massachusetts                             2.1
Michigan                                  1.1
Nevada                                    1.6
New Jersey                                4.4
New York                                 10.9
North Carolina                            1.9
Ohio                                      1.0
Oregon                                    2.6
Pennsylvania                              4.8
South Carolina                            3.3
Texas                                    12.3
Utah                                      1.2
Virginia                                  0.9
Washington                                2.2
Joint Exemption*                         (0.9)
                                        -----
Total                                   100.0%
                                        =====

----------
*     Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $23,153,594 with unrealized depreciation of $183,780.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                        3